SECURE PATH FOR LIFE

Issued through

Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company

Separate Account VA FF

Updating Summary Prospectus

May 1, 2022

This Updating Summary Prospectus describes certain key features of the SecurePath for Life Product, a flexible premium deferred annuity (the “Product” or the “Contract”). The Updating Summary Prospectus also provides a summary of Contract features that have changed.

This prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at transmerica.com. You can also obtain this information at no cost by calling (800) 525-6205, or You can also request this information from Your registered representative.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If You’d like this option, give us a call at (800) 525-6205, Monday through Thursday 8-6:30, or Friday 8-5:30 ET.

Your election to receive reports in paper will apply to all Portfolio Companies available under Your Contract.

SPECIAL TERMS

Account Value: The total value of an Account, equal to the value of the investment in a Variable Investment Option. The Account Value will go up or down based on the performance of the Variable Investment Options.

Contract: The individual or group variable annuity Contracts offered by the Company as described in this prospectus.

Contractholder: The individual, employer, trust or association to which an annuity Contract has been issued.

Contributions: The amount contributed to the SecurePath for Life Product on behalf of a Participant. Contributions may include Participant Contributions, Plan sponsor Contributions, and transfers (including rebalancing transfers). Generally, subject to limits of the Code, the terms of the Contract, and, if applicable, the employer’s Plan, a Participant can make additional Contributions at any time during the Accumulation Period.

IRA: An Individual Retirement Account within the meaning of Section 408 or 408A of the Code. This Contract must be issued to a custodial Account established as an IRA.

Owner (You, Your)- The person who may exercise all rights and privileges under the Contract.

Portfolio Company(ies): The investment Company(ies) made available as Investment Options under the Contract. Also referred to as underlying fund portfolios.

SecurePath Service Center: Participants should contact their retirement services provider at the following address and phone number:

Transamerica Retirement Solutions

6400 C Street SW

Cedar Rapids, IA 52499

(800)-755-5801

Subaccount: A Subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.

Variable Investment Option: When a Participant makes Contributions to an Account, those Contributions are directed to a Variable Investment Option based upon the Participant’s birth year. Each Variable Investment Option holds shares of an Underlying Fund. These shares are held in the Pooled Account. The division of the Pooled Account that invests in a particular Underlying Fund may also be referred to as a subaccount of the Pooled Account.

SUMMARY OF CONTRACT FEATURES THAT HAVE CHANGED

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since You entered into Your Contract.

•	For changes in the names of certain portfolios and/or Advisers/Subadvisors please refer to the Appendix - Portfolio Companies Available Under the Contract.
•	For updated portfolio expense information please refer to Important Information You Should Consider About This Contract and the Appendix - Portfolio Companies Available Under the Contract.
•	For updated portfolio performance information please refer to the Appendix – Portfolio Companies Available Under the Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Transaction Charges	There are no transaction charges under the Contract.
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.

				Annuity Contract Fee Table and Expense Examples Appendix- Portfolio Companies Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.45%	1.95%
	Annual Contract Fee(2)	None	$50
	Investment Options(3) (annual portfolio company/investment option expenses)	0.07%	0.54%
	Optional Benefit Expenses	None
	(1) As a percentage of average Account Value . This percentage includes the Mortality and Expense Risk Charge, Administrative Fee and Guaranteed Withdrawal Benefit Charge.
	(2) Assessed annually.
	(3) As a percentage of Portfolio Company assets.

This Contract is not customizable because the Guaranteed Income Benefit is not optional and the Variable Investment Option that Your Account Value is allocated is determined by Your birth date. However, we have presented the following table to show You the lowest and highest cost You could pay each year based on current charges.

	Lowest Annual Cost: $1,557	Highest Annual Cost: $2,351

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive Portfolio Company fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Portfolio Company fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The Contract is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation Contracts.

The benefits of tax deferral, long-term income, and a guaranteed lifetime withdrawal benefit are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract TAX INFORMATION
Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccount that are invested. Each subaccount has its own unique risks. You should review the subaccount that You will be invested before making an investment decision.	APPENDIX-PORTFOLIO COMPANIES/INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Insurance Company Risks	An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability. More information about Transamerica Life Insurance Company, including our financial strength ratings, is available by visiting trsretire.com or calling toll-free (800) 755-5801.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

	RESTRICTIONS	Location in Prospectus
Investments	You will be assigned to a Variable Investment Option and will not be permitted to transfer Your Account Value between Variable Investment Options available under the Contract. We reserve the right to remove or substitute the Portfolio Companies/ Investment Options that are available as Investment Options under the Contract.	Rights Reserved by the Company
Optional Benefits	There are no optional benefits available under the Contract.

	TAXES	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If You purchased the Contract through a tax-qualified Plan or individual retirement Account (IRA), You do not get any additional tax deferral. Earnings on Your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	TAX INFORMATION

	CONFLICT OF INTEREST	Location in Prospectus
Investment Professional Compensation	Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence Your investment professional to recommend the Contract over another investment.	Distribution of the Contracts
Exchanges	Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You already own. You should only exchange Your Contract if You determine, after comparing the features, fees, and risks of both policies, that it is preferable for You to purchase the new Contract rather than continue to own Your existing Contract.	TAX INFORMATION

APPENDIX-

PORTFOLIO COMPANIES/INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate Account of Your Contract, You may not be able to invest in certain portfolio companies/investment options

Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.

More information about the Portfolio Companies/ Investment Options is available in the prospectuses for the Portfolio Companies/ Investment Options, which may be amended from time to time and can be found online at trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1-(800) 755-5801.

The current expenses and performance below reflects fee and expenses of the Portfolio Companies/ Investment Options, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company/ Investment Option’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company/ Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Years	10 Years
Investment objective: Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.	Vanguard Target Retirement Income Fund Advisor: The Vanguard Group, Inc.	0.12%	5.25%	6.85%	5.88%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2015 Fund Advisor: The Vanguard Group, Inc	0.12%	5.78%	7.71%	7.46%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2020 Fund Advisor: The Vanguard Group, Inc	0.13%	8.17%	9.26%	8.71%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2025 Fund Advisor: The Vanguard Group, Inc	0.13%	9.80%	10.35%	9.60%

Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2030 Fund Advisor: The Vanguard Group, Inc.	0.13%	11.38%	11.23%	10.36%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2035Fund Advisor: The Vanguard Group, Inc	0.14%	12.96%	12.06%	11.10%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2040 Fund Advisor The Vanguard Group, Inc	0.14%	14.56%	12.88%	11.69%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2045 Fund Advisor The Vanguard Group, Inc	0.15%	16.16%	13.55%	12.04%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2050 Fund Advisor: The Vanguard Group, Inc	0.15%	16.41%	13.62%	12.07%
Investment objective: Seeks to provide capital appreciation and current income consistent with its current asset allocation	Transamerica BlackRock Government Money Market VP- Service Classl Advisor: BlackRock Investment Management, LLC	0.07%	0.00%	0.54%	0.27%

The Prospectus and Statement of Additional Information (SAI) include additional information. The Prospectus and SAI which have the same effective date as this summary prospectus are incorporated by reference as amended or supplemented. The Prospectus and SAI are available without charge upon request. For a free copy call us at (800)755-5801 or write us at:

Transamerica Retirement Solutions

6400 C Street SW

Cedar Rapids, IA 52499

(800)-755-5801

Reports and other information about the Separate Account are available on the SEC’s website sec.gov, and copies of this information may be obtained, upon payments of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No.is #C000085420